Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of income taxes
Income taxes consist of the following:

	Year ended December 31,
(In millions of U.S. dollars)	2013	2012	2011
Current tax expense:
Bermuda	—	—	—
Foreign	(0.5)	92.1	127.5
Deferred tax expense:
Bermuda	—	—	—
Foreign	20.3	8.4	(7.9)
Tax effect related to internal sales of assets	—	—	(92.1)
Amortization of tax effect on internal sale of assets	9.1	9.1	12.0

Total provision	28.9	109.6	39.5

Effective tax rate	10.9%	37.6%	13.8%

Income tax reconciliation
The income taxes for the years ended December 31, 2013 and 2012 differed from the amount computed by applying the statutory income tax rate of 0% due to operations in foreign jurisdictions with different applicable tax rates as compared to Bermuda.

	Year ended December 31,
(In millions of U.S. dollars)	2013	2012	2011
Income taxes at statutory rate	—	—	—
Effect of internal sale of assets	—	—	(92.1)
Effect of amortization of tax on internal sale of assets	9.1	9.1	12.0
Effect of change in uncertain tax positions relating to prior year	—	79.0	24.0
Effect of taxable income in various countries	19.8	21.5	95.6

Total	28.9	109.6	39.5

Net deferred tax assets (liabilities)
Deferred Income Taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:
Deferred Tax Assets:

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Pension	15.4	12.8
Contracts and long term maintenance	1.0	22.5
Loss carry forward	2.9	—
Gross deferred tax asset	19.3	35.3

Deferred Tax Liability:

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Long term maintenance	32.9	34.2
Tax depreciation	0.4	—
Pensions	2.4	—
Gross deferred tax liability	35.7	34.2
Net deferred tax (liability)/asset	(16.4)	1.1

Net deferred taxes are classified as follows:

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Short-term deferred tax asset	2.9	9.5
Long-term deferred tax asset	16.4	25.8
Short-term deferred tax liability	—	(12.1)
Long-term deferred tax liability	(35.7)	(22.1)
Net deferred tax (liability)/asset	(16.4)	1.1

Changes to liabilities related to unrecognized tax benefits
The changes to our liabilities related to unrecognized tax positions, excluding interest and penalties that we recognize as a component of income tax expense, were as follows:

(In millions of U.S. dollars)
Balance at December 31, 2011	63.0
Additions	79.0
Balance at December 31, 2012	142.0
Reduction due to sale of entities	(142.0)
Balance at December 31, 2013	—

Earliest tax years that remain subject to examination by major taxable jurisdictions
The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Norway	2011
United Kingdom	2011
Ireland	2013